SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENT
Schedule of assumptions used to determine fair value of share options granted

	For the years ended December 31,
	2021	2022	2023
Risk-free interest rate	1.66%	4.25%	3.79-4.86%
Expected volatility	52.2%	52.4%	52.3-52.7%
Expected life of option (years)	10	10	10
Expected dividend yield	—%	—%	—%
Fair value per ordinary share	RMB8.05-12.98	RMB1.96	RMB1.82-2.71

Schedule of stock option activity

		Weighted average
		exercise price
	Number of options	per option
		US$
Outstanding at January 1, 2023	12,827,703	0.05
Granted	5,629,466	—
Exercised	(2,673,588)	—
Forfeited	(365,532)	—
Outstanding at December 31, 2023	15,418,049	0.04

Schedule of share options granted

	December 31, 2023
			Weighted
			average remaining
		Weighted	exercise
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value
		US$		US$
Options
Outstanding	15,418,049	0.04	7.04	5,218
Exercisable	13,371,689	0.05	7.01	4,491
Expected to vest	2,046,360	—	7.23	727

Schedule of restricted stock units activity

RSUs
Unvested balance as of January 1, 2023	1,698,300
Granted	869,584
Forfeited	(16,000)
Vested	(1,616,684)
Unvested balance as of December 31, 2023	935,200

Schedule of total share-based compensation recognized

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
General and administrative	32,247	21,353	29,636
Research and development	42,677	23,585	25,887
Selling and marketing	8,198	4,169	4,175
Total share-based compensation expenses	83,122	49,107	59,698